August 6, 1998


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004
Attn:  Filing Desk, Stop 1-4

  Re:  Insured Municipals Income Trust & Investors' Quality
       Tax-Exempt Trust, Series 304
       (File No. 333-45165) (CIK No.1024820)

Gentlemen:

    In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1 to the registration statement, which was the most recent amendment to the registration statement, was filed electronically with the Commission on August 5, 1998.

                                    Very truly yours,

                                    VAN KAMPEN FUNDS INC.